Stock Options (Details) (EUR €) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Stock Option 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase	€ 12,000
Common stock no par values (in Euros)	1.00
Stock option expiration period	8
Stock option vesting period	4
Awards granted	2,110,388
Stock Option 2011 Plan [Member] | Euros [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	49.76
Stock Option 2011 Plan [Member] | USD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	66.03
Weighted average fair value per share granted	11.84
Total fair value of granted shares	24,980
Stock Option 2011 Plan [Member] | Management Board General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	328,680
Phantom Stock 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period	5
Stock option vesting period	4
Awards granted	183,661
Phantom Stock 2011 Plan [Member] | Euros [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per share granted	53.68
Phantom Stock 2011 Plan [Member] | USD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per share granted	69.41
Total fair value of granted shares	12,065
Phantom Stock 2011 Plan [Member] | Management Board General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	25,006